Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of property, plant and equipment, net [Line Items]
Total	¥ 180,012		¥ 235,549
Less: Accumulated depreciation	(155,335)		(197,530)
Construction in progress	53,640		53,640
Property, plant and equipment, net	78,317	$ 10,729	91,659
Building [Member]
Schedule of property, plant and equipment, net [Line Items]
Total	15,121		15,572
Office equipment, furniture and fixtures [Member]
Schedule of property, plant and equipment, net [Line Items]
Total	129,117		165,802
Motor vehicles [Member]
Schedule of property, plant and equipment, net [Line Items]
Total	13,877		19,206
Leasehold improvements [Member]
Schedule of property, plant and equipment, net [Line Items]
Total	¥ 21,897		¥ 34,969